Note 19 - Nature and Extent of Risks Arising from Financial Instruments (Details Textual) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Interest rate swap contract [member]
Statement Line Items [Line Items]
Financial assets qualified for hedge accounting	$ 20.2	$ 22.0
Satisfactory Grade Loans [Member]
Statement Line Items [Line Items]
Percentage of Lending Assets	97.00%	96.00%